UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - Cik 0001821171_qell Acquisition Corp Member - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Operating expenses:
General and administrative expenses	$ 2,695,836	$ 6,683,419
Administrative fee - related party	84,677	162,635
Loss from operations	(2,780,513)	(6,846,054)
Other income:
Change in fair value of derivative warrant liabilities	2,365,200	29,959,200
Income earned on investments held in Trust Account	13,570	76,558
Net income (loss)	$ (401,743)	$ 23,189,704
Class A ordinary shares
Other income:
Basic and diluted weighted average shares outstanding	37,950,000	37,950,000
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00
Class B ordinary shares
Other income:
Net income (loss)	$ (401,743)	$ 23,189,704
Basic and diluted weighted average shares outstanding	9,487,500	9,487,500
Basic and diluted net loss per ordinary share	$ (0.04)	$ 2.44